(Loss)/earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
(Loss)/earnings per share
Schedule of basic earnings per share

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
(Loss)/profit attributable to equity holders as presented in the income statement	(10)	100	(11)	157
Less: Dividend on preferred shares (see note 14)	(6)	—	(12)	—
(Loss)/profit attributable to equity holders used in calculating earnings per share	(16)	100	(23)	157
Weighted average number of ordinary shares for EPS (millions)	597.6	603.3	597.6	603.3
(Loss)/earnings per share	$(0.03)	$0.17	$(0.04)	$0.26